Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other income [Abstract]
Net gain on disposal of other assets	$ 3,117	$ 0	$ 0
Government grants	0	0	165
Insurance recoveries	0	0	418
Other	20	12	7
Other income	$ 3,137	$ 12	$ 590